Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	€ 4	€ 36	€ 30
Other current assets	5,123	7,975	14,111
Cash and cash equivalents	44,446	73,173	134,371
Financial liabilities – non-current portion	14,379	1,321	1,243
Fair value (in thousands of euros)	288	0	0
Lease liabilities - non-current portion	9,197	11,278	0
Financial liabilities – current portion	2,265	99	776
Fair value (in thousands of euros)	129	0	0
Lease liabilities - current portion	1,607	1,425	0
Trade and other payables	20,910	13,775	16,656
Other current liabilities	4,436	4,510	3,217
Total financial liabilities	16,644	1,421	2,019
Financial liabilities at carrying value
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	14,379	1,321	1,243
Fair value (in thousands of euros)	288
Lease liabilities - non-current portion	9,197	11,278
Financial liabilities – current portion	2,265	99	776
Fair value (in thousands of euros)	129
Lease liabilities - current portion	1,607	1,425
Trade and other payables	20,910	13,775	16,656
Other current liabilities	4,289	4,449
Total financial liabilities	53,064	32,347	18,675
Financial liabilities at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Fair value (in thousands of euros)	288
Fair value (in thousands of euros)	129
Total financial liabilities	417
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	14,379	1,321	1,243
Lease liabilities - non-current portion	9,197	11,278
Financial liabilities – current portion	2,265	99	776
Lease liabilities - current portion	1,607	1,425
Trade and other payables	20,910	13,775	16,656
Other current liabilities	4,289	4,449
Total financial liabilities	52,647	32,347	18,675
Financial liabilities at fair value, class
Disclosure of detailed information about financial instruments [line items]
Financial liabilities – non-current portion	14,379	1,321	1,243
Fair value (in thousands of euros)	288
Lease liabilities - non-current portion	9,197	11,278
Financial liabilities – current portion	2,265	99	776
Fair value (in thousands of euros)	129
Lease liabilities - current portion	1,607	1,425
Trade and other payables	20,910	13,775	16,656
Other current liabilities	4,289	4,449
Total financial liabilities	53,064	32,347	18,675
Financial assets at carrying value
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	1,091	718	1,046
Other current financial assets	59	41
Trade and other receivables	4	36	30
Other current assets	4,330	5,788	14,111
Cash and cash equivalents	44,446	73,173	134,371
Total financial assets	49,930	79,756	149,558
Financial assets at fair value through profit or loss, category
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	44,446	73,173	134,371
Total financial assets	44,446	73,173	134,371
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	1,091	718	1,046
Other current financial assets	59	41
Trade and other receivables	4	36	30
Other current assets	4,330	5,788	14,111
Total financial assets	5,484	6,583	15,187
Financial assets at fair value
Disclosure of detailed information about financial instruments [line items]
Other non-current financial assets	1,091	718	1,046
Other current financial assets	59	41
Trade and other receivables	4	36	30
Other current assets	4,330	5,788	14,111
Cash and cash equivalents	44,446	73,173	134,371
Total financial assets	€ 49,930	€ 79,756	€ 149,558